Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)
Non-current
Provision for warranty	₨ 2			₨ 2
Non-current provisions	2		[1]	2
Current
Provision for warranty	213			317
Others	463			295
Current provisions	676	$ 9		612
Total	₨ 678			₨ 614

[1]	Value is less than 1